Investment Portfolioas of August 31, 2022 (Unaudited)
DWS Strategic Municipal Income Trust
	Principal Amount ($)	Value ($)

Municipal Investments 154.6%
Alabama 0.3%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	325,000	337,652
Alaska 1.5%
Alaska, Industrial Development & Export Authority, Tanana Chiefs Conference Project, 4.0%, 10/1/2044	1,805,000	1,661,564
Arizona 3.5%
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	175,000	170,201
Arizona, State University, Green Bond, Series A, 5.0%, 7/1/2043	2,000,000	2,162,152
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	150,000	150,851
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	500,000	444,221
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2051	460,000	363,616
Series 2022, 144A, 4.0%, 6/15/2057	55,000	41,924
Yavapai County, AZ, Industrial Development Authority, Hospital Facility, Regional Medical Center, 4.0%, 8/1/2043	675,000	645,660
		3,978,625
California 9.0%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series B-2, Zero Coupon, 6/1/2066	535,000	63,270
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	115,000	122,362
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	1,310,000	1,603,700
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2003-1, Public Improvements, 5.0%, 9/1/2052	1,500,000	1,471,834
California, State General Obligation, 5.0%, 11/1/2043	1,300,000	1,335,679
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	455,000	463,776
Series A, AMT, 5.0%, 6/1/2048	60,000	60,854
California, State Public Finance Authority Revenue, ENSO Village Project:
Series A, 144A, 5.0%, 11/15/2046	55,000	50,994
Series A, 144A, 5.0%, 11/15/2051	125,000	114,099
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	195,000	198,220
Series A, 144A, 5.25%, 12/1/2056	735,000	735,848
Series A, 5.5%, 12/1/2054	195,000	199,263
Series A, 144A, 5.5%, 12/1/2058	105,000	106,262
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, Prerefunded, 5.75%, 6/1/2048	1,000,000	1,025,979

San Francisco City & County, CA, Airport Commission, International Airport Revenue, Series D, AMT, 5.0%, 5/1/2048	1,110,000	1,145,654
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2044	1,000,000	1,016,757
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, Prerefunded, 5.0%, 1/15/2050	445,000	472,646
		10,187,197
Colorado 5.6%
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	500,000	480,061
Colorado, Park Creek Metropolitan District Revenue, Senior Ltd. Property Tax Supported, Series A, 5.0%, 12/1/2045	235,000	242,009
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	635,000	699,719
Colorado, State Health Facilities Authority Revenue, CommonSpirit Health, Series A-2, 5.0%, 8/1/2044	1,000,000	1,034,420
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, Prerefunded, 5.5%, 1/1/2035	1,000,000	1,039,844
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group, Series A, 5.0%, 12/1/2048	260,000	264,968
Denver City & County, CO, Special Facilities Airport Revenue, United Airlines, Inc. Project, AMT, 5.0%, 10/1/2032	200,000	199,992
Denver, CO, City & County Airport Revenue:
Series A, AMT, 5.0%, 12/1/2048	585,000	603,861
Series A, AMT, 5.25%, 11/15/2043	600,000	609,268
Denver, CO, Health & Hospital Authority, Certificate of Participations, 5.0%, 12/1/2048	140,000	143,132
Denver, CO, Health & Hospital Authority, Healthcare Revenue, Series A, 4.0%, 12/1/2040	300,000	273,501
Douglas County, CO, Rampart Range Metropolitan District No. 5, Series 2021, 4.0%, 12/1/2051	1,000,000	789,083
		6,379,858
Connecticut 0.1%
Connecticut, Steel Point Infrastructure Improvement District Special Obligation Revenue, Steelpointe Harbor Project, 144A, 4.0%, 4/1/2051	100,000	85,007
District of Columbia 2.3%
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	1,220,000	1,222,229
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	200,000	203,166
Series A, AMT, 5.0%, 10/1/2043	850,000	861,055
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	320,000	288,477
		2,574,927
Florida 13.3%
Brevard County, FL, Health Facilities Authority, Hospital Revenue, Health First, Inc., Series A, 4.0%, 4/1/2052	500,000	458,189
Broward County, FL, Airport Systems Revenue:
Series A, AMT, 4.0%, 10/1/2044	145,000	135,955
Series A, AMT, 4.0%, 10/1/2049	230,000	209,657
Broward County, FL, Port Facilities Revenue:
AMT, 5.25%, 9/1/2047	100,000	106,377
AMT, 5.5%, 9/1/2052	295,000	319,450
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	190,000	141,932

Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 144A, 8.125%, 5/15/2044* (a)	290,000	185,600
Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	335,000	349,675
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	230,000	223,880
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	240,000	226,556
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects, Series A, 5.0%, 6/15/2055	265,000	268,091
Florida, Development Finance Corp., Brightline Florida Passenger Rail Expansion Project:
AMT, 2.9% (b), 12/1/2056	400,000	397,966
Series A, 144A, AMT, 7.25% (b), 7/1/2057	500,000	489,821
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	20,000	20,088
Series B, 5.0%, 7/1/2042 (c)	20,000	18,778
Series A-1, 5.0%, 7/1/2051	15,000	14,857
Series B, 5.0%, 7/1/2051 (c)	30,000	27,353
Series A-1, 5.0%, 2/1/2057	25,000	24,150
Series B, 5.0%, 7/1/2057 (c)	30,000	26,580
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	750,000	715,452
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375% (b), 1/1/2049	155,000	146,362
Series A, 144A, AMT, 6.5% (b), 1/1/2049	170,000	154,385
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	1,685,000	1,572,079
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project, Series A, 144A, 5.25%, 11/15/2056	1,000,000	792,914
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, 4.0%, 10/1/2049	1,000,000	841,674
Florida, Tolomato Community Development District, Special Assessment:
Series 2015-2, Step-up Coupon, 0.0% to 11/1/2024, 6.61% to 5/1/2040	150,000	120,824
Series 2015-3, 6.61%, 5/1/2040* (a)	165,000	2
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	375,000	375,674
144A, 4.375%, 5/1/2050	280,000	280,621
Florida, Village Community Development District No. 13, Special Assessment Revenue, Series 2021, 3.25%, 5/1/2052	265,000	193,762
Florida, Village Community Development District No. 14, 5.5%, 5/1/2053	665,000	693,210
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Series A, AMT, 5.0%, 10/1/2047	400,000	410,941
Hillsborough County, FL, Aviation Authority, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2048	500,000	515,760
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 5.0%, 11/15/2044	500,000	506,659
Miami-Dade County, FL, Aviation Revenue, Series B, AMT, 5.0%, 10/1/2040	470,000	486,790
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	665,000	687,402
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Obligated Group, 4.0%, 10/1/2052	555,000	502,741
Palm Beach County, FL, Health Facilities Authority, Jupiter Medical Center, Series A, 5.0%, 11/1/2052	400,000	399,774
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project, Series A, 5.5%, 11/15/2049	365,000	323,737

Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	1,150,000	1,164,575
Tampa, FL, Water & Waste Water System Revenue, Series A, 5.25%, 10/1/2057	500,000	569,069
		15,099,362
Georgia 5.0%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, Prerefunded, 6.25%, 5/15/2033	1,000,000	1,026,643
Atlanta, GA, Development Authority Revenue Bonds, Series A-1, 5.0%, 7/1/2027	70,000	74,250
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 5.0%, 4/1/2047	175,000	181,122
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2036	1,000,000	1,001,951
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	210,000	218,415
Fulton County, GA, Development Authority Hospital Revenue, Wellstar Health System, Obligated Inc. Project, Series A, 4.0%, 4/1/2050	225,000	209,901
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A, Prerefunded, 5.5%, 8/15/2054	180,000	193,119
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	620,000	530,263
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	1,220,000	1,269,800
Georgia, Private Colleges & Universities Authority Revenue, Mercer University, 4.0%, 10/1/2047	450,000	410,511
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, 4.0%, 10/1/2050	665,000	600,159
		5,716,134
Hawaii 1.2%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	695,000	716,308
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 3.2%, 7/1/2039	745,000	617,843
		1,334,151
Illinois 18.4%
Chicago, IL, Board of Education:
Series A, 5.0%, 12/1/2032	105,000	109,952
Series A, 5.0%, 12/1/2033	100,000	104,343
Series H, 5.0%, 12/1/2036	245,000	253,900
Series H, 5.0%, 12/1/2046	140,000	143,122
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2036	500,000	507,180
Series A, 5.0%, 1/1/2044	200,000	205,411
Series D, 5.5%, 1/1/2037	750,000	776,274
Series A, 5.5%, 1/1/2049	115,000	121,202
Series A, 6.0%, 1/1/2038	555,000	597,024
Chicago, IL, Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project:
Series B, Zero Coupon, 6/15/2044, INS: AGMC	2,500,000	895,922
Zero Coupon, 12/15/2054	6,665,000	1,237,717
Chicago, IL, O'Hare International Airport Revenue:
Series A, AMT, 5.0%, 1/1/2037	1,500,000	1,563,589
Series C, AMT, 5.0%, 1/1/2046	1,000,000	1,009,984
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series D, AMT, 5.0%, 1/1/2047	415,000	421,382
Series D, AMT, 5.0%, 1/1/2052	560,000	566,845
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	130,000	131,876

Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, 4.0%, 12/1/2050	95,000	86,407
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project, Series A, 5.0%, 6/15/2057	390,000	397,216
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,000,000	1,617,454
Illinois, State Finance Authority Revenue, Evangelical Retirement Homes, 5.0%, 2/15/2037* (a)	1,000,000	685,000
Illinois, State Finance Authority Revenue, Northshore University Health System, Series A, 5.0%, 8/15/2051	1,000,000	1,057,591
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	525,000	537,925
Illinois, State Finance Authority, Health Services Facilities Lease Revenue, University of Health Services Facility Project, 4.0%, 10/1/2050	1,400,000	1,237,852
Illinois, State General Obligation:
Series D, 5.0%, 11/1/2027	500,000	535,249
5.0%, 2/1/2029	495,000	523,241
Series A, 5.0%, 10/1/2033	620,000	652,654
Series B, 5.0%, 10/1/2033	395,000	415,804
5.0%, 2/1/2039	2,000,000	2,034,603
5.0%, 5/1/2039	315,000	321,074
Series A, 5.0%, 12/1/2042	435,000	447,595
Series A, 5.0%, 3/1/2046	135,000	140,203
Series A, 5.5%, 3/1/2042	200,000	219,697
Series A, 5.5%, 3/1/2047	185,000	201,256
5.75%, 5/1/2045	590,000	644,913
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	385,000	401,300
		20,802,757
Indiana 2.8%
Indiana, Finance Authority Revenue, DePauw University, Series A, 5.5%, 7/1/2052	1,000,000	1,060,456
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	460,000	483,634
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	1,560,000	1,590,577
		3,134,667
Iowa 1.3%
Iowa, Higher Education Loan Authority, Des Moines University Project, 5.375%, 10/1/2052	100,000	104,469
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project, 4.0%, 10/1/2045	1,000,000	904,784
Iowa, Tobacco Settlement Authority Revenue:
Series B-2, Zero Coupon, 6/1/2065	445,000	54,571
“1", Series A-2, 4.0%, 6/1/2049	130,000	119,941
Series B-1, 4.0%, 6/1/2049	325,000	308,089
		1,491,854
Kansas 0.2%
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	255,000	239,954
Kentucky 2.5%
Columbia, KY, Educational Development Revenue, Lindsey Wilson College Project, 5.0%, 12/1/2033	440,000	470,582
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier- Downtown Crossing, Series A, Prerefunded, 6.0%, 7/1/2053	1,440,000	1,472,472

Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	130,000	131,144
Series A, 5.25%, 6/1/2041	190,000	194,674
Louisville & Jefferson County, KY, Metro Government Hospital Revenue, UOFL Health Project:
Series A, 5.0%, 5/15/2047	120,000	122,278
Series A, 5.0%, 5/15/2052	390,000	395,869
		2,787,019
Louisiana 1.7%
Calcasieu Parish, LA, Memorial Hospital Service, District Hospital Revenue, 5.0%, 12/1/2039	500,000	511,065
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	140,000	142,537
Louisiana, Public Facilities Authority Revenue, Loyola University Project, 4.0%, 10/1/2051	325,000	284,324
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2046	1,000,000	1,026,420
		1,964,346
Maryland 3.3%
Maryland, Stadium Authority Built To Learn Revenue, Series A, 4.0%, 6/1/2047	1,065,000	1,019,288
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2050	125,000	126,256
5.0%, 7/1/2056	1,225,000	1,229,642
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	375,000	392,723
Maryland, State Health & Higher Educational Facilities Authority Revenue, Meritus Medical Center Obligated Group, 5.0%, 7/1/2040	1,000,000	1,017,587
		3,785,496
Massachusetts 6.8%
Massachusetts, Educational Financing Authority, Issue M:
Series C, AMT, 3.0%, 7/1/2051	470,000	333,275
Series B, AMT, 3.625%, 7/1/2038	585,000	543,692
Series C, AMT, 4.125%, 7/1/2052	1,000,000	890,116
Massachusetts, State Development Finance Agency Revenue, Boston University, Series U-6E, 0.98% (d), 9/1/2022, LOC: TD Bank NA	100,000	100,000
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035	5,000,000	5,327,345
Massachusetts, State Development Finance Agency Revenue, Springfield College:
Series B, 4.0%, 6/1/2050	315,000	279,058
Series A, 4.0%, 6/1/2056	90,000	77,309
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 2.0%, 7/1/2037	135,000	119,334
		7,670,129
Michigan 0.7%
Kentwood, MI, Economic Development Corp., Holland Home Obligated Group, Series 2022, 4.0%, 11/15/2043	420,000	353,301
Michigan, Finance Authority Revenue, Tobacco Settlement Asset Backed Senior Capital Appreciation Bonds, Series B-2, Zero Coupon, 6/1/2065	85,000	8,714
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	90,000	94,808

Michigan, State Strategic Fund Ltd., Obligation Revenue, Graphic International LLC, Coated Recycled Board Machine Project, AMT, 4.0% (b), 10/1/2061	180,000	177,993
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.75%, 2/15/2023	165,000	165,470
		800,286
Minnesota 1.0%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	200,000	205,048
Series A, 5.0%, 2/15/2053	565,000	579,798
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	205,000	213,037
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	215,000	182,029
		1,179,912
Mississippi 0.5%
West Rankin, MS, Utility Authority Revenue, Prerefunded, 5.0%, 1/1/2048, INS: AGMC	500,000	564,079
Missouri 1.6%
Kansas City, MO, Industrial Development Authority, Airport Special Obligation, International Airport Terminal Modernization Project, Series B, AMT, 5.0%, 3/1/2046	1,000,000	1,027,283
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	365,000	325,826
Series A, 5.0%, 2/1/2046	65,000	65,647
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	150,000	152,283
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	225,000	185,043
		1,756,082
Nebraska 0.6%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	535,000	547,951
Nebraska, Central Plains Energy Project, Gas Project Revenue, Series A, 5.0%, 9/1/2029, GTY: Goldman Sachs Group, Inc.	70,000	75,320
		623,271
Nevada 0.2%
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	1,500,000	200,899
New Hampshire 0.1%
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037* (a)	100,000	40,000
Series A, 144A, 6.25%, 7/1/2042* (a)	125,000	50,000
		90,000
New Jersey 5.4%
Atlantic County, NJ, Improvement Authority Lease Revenue, Atlantic City Campus Phase II Project, Series A, 4.0%, 7/1/2047, INS: AGMC	95,000	89,528
New Jersey, Economic Development Authority, Self Designated Social Bonds:
Series QQQ, 4.0%, 6/15/2046	40,000	36,684
Series QQQ, 4.0%, 6/15/2050	40,000	36,201

New Jersey, State Covid-19 General Obligation Emergency Bonds:
Series A, 4.0%, 6/1/2030	85,000	90,721
Series A, 4.0%, 6/1/2031	85,000	90,778
Series A, 4.0%, 6/1/2032	40,000	42,732
New Jersey, State Economic Development Authority Revenue, Series BBB, Prerefunded, 5.5%, 6/15/2030	895,000	1,007,400
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	705,000	596,184
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	270,000	219,277
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	500,000	514,242
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	115,000	119,411
Series A, 5.0%, 6/15/2047	130,000	133,804
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	180,000	184,174
New Jersey, State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc., Series B, 0.85% (d), 9/1/2022, LOC: JPMorgan Chase Bank NA	300,000	300,000
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 2.5%, 12/1/2040	205,000	184,309
Series B, AMT, 3.5%, 12/1/2039	200,000	197,936
New Jersey, State Transportation Trust Fund Authority:
Series AA, 4.0%, 6/15/2045	175,000	161,090
Series AA, 4.0%, 6/15/2050	180,000	162,903
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.0%, 6/15/2046	1,400,000	1,446,644
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	350,000	361,615
Series A, 5.25%, 6/1/2046	175,000	183,193
		6,158,826
New Mexico 0.3%
New Mexico, State Mortgage Finance Authority, “I”, Series D, 3.25%, 7/1/2044	350,000	300,686
New York 8.1%
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	750,000	639,986
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	45,000	46,124
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2047	1,000,000	1,073,354
New York, Metropolitan Transportation Authority Revenue:
Series G-1, 1.08% (d), 9/1/2022, LOC: Barclays Bank PLC	100,000	100,000
Series D, 5.0%, 11/15/2033	500,000	525,074
Series D, 5.0%, 11/15/2038	275,000	278,052
Series E-1, 5.0%, 11/15/2042	70,000	70,273
Series C-1, 5.0%, 11/15/2050	1,845,000	1,885,046
Series C-1, 5.25%, 11/15/2055	210,000	218,507
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series D-3, 4.0%, 11/15/2049	500,000	443,421
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School:
Series A, 4.0%, 7/1/2047	50,000	43,805
Series A, 4.0%, 7/1/2052	60,000	51,693
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group	445,000	447,310

New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 5.0%, 1/1/2033	100,000	103,290
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project, AMT, 4.0%, 12/1/2042	300,000	270,117
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	1,200,000	1,227,851
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges And Tunnels, Series 4-C, 1.15% (d), 9/1/2022, LOC: U.S. Bank NA	150,000	150,000
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	60,000	62,222
New York City, NY, Housing Development Corp., Series C-1, 4.25%, 11/1/2052	1,000,000	934,931
Port Authority of New York & New Jersey, Series 207, AMT, 5.0%, 9/15/2048	625,000	649,685
		9,220,741
North Carolina 0.5%
New Hanover County, NC, Hospital Revenue, New Hanover Regional Medical Centre:
Prerefunded, 5.0%, 10/1/2042	260,000	290,694
Prerefunded, 5.0%, 10/1/2047	240,000	268,332
		559,026
Ohio 5.3%
Buckeye, OH, Tobacco Settlement Financing Authority, “2”, Series B-2, 5.0%, 6/1/2055	2,360,000	2,247,848
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	220,000	211,378
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	445,000	458,776
Cleveland-Cuyahoga County, OH, Port Authority, Cultural Facility Revenue, Playhouse Square Foundation Project, 5.5%, 12/1/2043	1,290,000	1,342,376
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	615,000	630,291
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
144A, AMT, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	70,000	70,064
144A, AMT, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	225,000	225,519
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	500,000	428,213
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A, 5.0%, 2/15/2039 (c)	310,000	349,277
		5,963,742
Oklahoma 0.9%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project, Series B, 5.5%, 8/15/2052	1,060,000	1,005,931
Oregon 0.6%
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	665,000	686,987
Pennsylvania 7.1%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	60,000	55,836
5.0%, 12/1/2054	175,000	156,061
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	100,000	99,020
5.25%, 7/1/2041	100,000	99,519
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	155,000	166,624
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	315,000	332,467

Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	250,000	270,270
5.0%, 6/1/2035	125,000	134,765
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	740,000	764,444
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP:
5.0%, 12/31/2034	1,000,000	1,032,190
5.0%, 12/31/2038	1,000,000	1,024,702
Pennsylvania, State Turnpike Commission Revenue:
Series A, 4.0%, 12/1/2044	90,000	85,617
Series A, 4.0%, 12/1/2046	60,000	55,876
Series A-1, 5.0%, 12/1/2040	2,500,000	2,595,891
Series C, 5.0%, 12/1/2044	240,000	246,362
Philadelphia, PA, Authority For Industrial Development, Charter School Revenue, Philadelphia Electrical and Technology Charter High School Project, Series A, 4.0%, 6/1/2056	460,000	358,105
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	500,000	526,224
		8,003,973
South Carolina 2.6%
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	2,000,000	1,792,607
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	1,070,000	1,094,462
		2,887,069
South Dakota 0.3%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project:
Series A, 4.0%, 8/1/2051	175,000	145,290
Series A, 4.0%, 8/1/2056	125,000	100,648
Series A, 4.0%, 8/1/2061	165,000	129,066
		375,004
Tennessee 1.0%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2037	300,000	318,676
Series A, 5.0%, 7/1/2044	400,000	419,617
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2045	500,000	435,553
		1,173,846
Texas 15.9%
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, Prerefunded, 5.0%, 1/1/2040	230,000	245,772
Series A, Prerefunded, 5.0%, 1/1/2043	1,500,000	1,513,529
Greater Texas, Cultural Education Facilities Finance Corp. Lease Revenue, Epicenter Multipurpose Facilities Project:
Series A, 4.0%, 3/1/2046	600,000	545,119
Series A, 4.0%, 3/1/2050	530,000	473,447
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	750,000	780,918
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	1,250,000	1,302,407
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	1,000,000	856,909
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2045	665,000	687,578
5.0%, 1/1/2048	1,355,000	1,419,211

San Antonio, TX, Education Facilities Corp. Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	55,000	50,977
Series A, 5.0%, 10/1/2051	85,000	75,170
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project, Series A, 4.0%, 4/1/2054	690,000	580,679
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	1,000,000	1,046,115
Tarrant County, TX, Cultural Education Facilities Finance Corp., Buckner Retirement Services Revenue, 5.0%, 11/15/2046	1,000,000	1,027,527
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded, 5.0%, 8/15/2043	2,100,000	2,152,907
Temple, TX, Tax Increment, Reinvestment Zone No. 1:
Series A, 4.0%, 8/1/2041, INS: BAM	90,000	90,620
Series A, 5.0%, 8/1/2038	300,000	306,246
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, Prerefunded, 5.0%, 4/1/2053	500,000	514,187
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	700,000	678,466
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Presbyterian Village North Project:
5.0%, 10/1/2039	180,000	167,652
Series A, 5.25%, 10/1/2055	2,000,000	1,787,884
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Project:
4.0%, 11/1/2049	110,000	94,183
4.0%, 11/1/2055	120,000	100,321
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053* (a)	460,000	414,000
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	280,000	287,869
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	825,000	850,887
		18,050,580
Utah 2.2%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2043	190,000	196,314
Series A, AMT, 5.0%, 7/1/2047	595,000	609,499
Series A, AMT, 5.0%, 7/1/2048	115,000	118,253
Utah, Infrastructure Agency Telecommunication Revenue:
4.0%, 10/15/2041	100,000	85,517
Series 2019, 4.0%, 10/15/2042	650,000	549,599
Utah, Infrastructure Agency Telecommunications & Franchise Tax Revenue, Pleasant Gove City Project:
4.0%, 10/15/2041	125,000	122,157
4.0%, 10/15/2044	160,000	151,298
4.0%, 10/15/2048	160,000	145,547
Utah, State Charter School Finance Authority, St. George Campus Project, Series A, 144A, 5.0%, 6/15/2052	170,000	161,658
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	320,000	323,669
		2,463,511
Virginia 2.3%
Roanoke County, VA, Economic Development Authority, RSDL Care Facilities Revenue, Richfield Living:
Series 2020, 5.0%, 9/1/2050	220,000	154,061
Series A, 5.375%, 9/1/2054	500,000	364,766

Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	100,000	97,336
144A, 5.0%, 9/1/2045	400,000	381,195
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	240,000	209,697
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2040	150,000	140,503
Virginia, Small Business Financing Authority, I-495 Hot Lanes Project:
AMT, 5.0%, 12/31/2052	250,000	258,275
AMT, 5.0%, 12/31/2057	125,000	128,309
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2056	865,000	879,390
		2,613,532
Washington 4.6%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:
5.0%, 12/1/2037	100,000	90,568
5.0%, 12/1/2046	500,000	396,196
Washington, Port of Seattle Revenue:
Series A, AMT, 5.0%, 5/1/2043	415,000	434,408
AMT, 5.0%, 4/1/2044	1,000,000	1,042,847
Washington, State Convention Center Public Facilities District, Series B, 3.0%, 7/1/2043	735,000	549,396
Washington, State Higher Educational Facilities Authority, Seattle University Project, 4.0%, 5/1/2050	1,180,000	1,064,469
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project:
Series A, 144A, 5.0%, 1/1/2051	500,000	406,714
Series A, 144A, 7.375%, 1/1/2044	1,000,000	1,031,148
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	50,000	43,588
Series A, 144A, 5.0%, 7/1/2048	115,000	92,806
Series A, 144A, 5.0%, 7/1/2053	75,000	59,186
		5,211,326
West Virginia 0.7%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	805,000	824,652
Wisconsin 6.1%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	500,000	508,324
Series B, 5.0%, 7/1/2048	340,000	271,177
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	200,000	200,185
5.0%, 7/1/2052	90,000	90,004
Wisconsin, Public Finance Authority, Education Revenue, Triad Educational Services Ltd. , Series 2021 A, 4.0%, 6/15/2061	1,115,000	881,471
Wisconsin, Public Finance Authority, Green Bond, Fargo Moorhead, AMT, 4.0%, 3/31/2056	645,000	511,273
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	730,000	756,190
Wisconsin, Public Finance Authority, Hospital Revenue, Carson Valley Medical Center, Series A, 4.0%, 12/1/2051	310,000	256,001
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	100,000	86,234
144A, 4.0%, 4/1/2052	100,000	80,561

Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	520,000	478,918
144A, 5.75%, 5/1/2054	330,000	298,133
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary's Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2052	1,000,000	918,473
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel, Series B, 144A, 6.0%, 2/1/2062	1,000,000	1,021,330
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	65,000	60,434
144A, 5.0%, 10/1/2053	535,000	477,882
		6,896,590
Guam 0.3%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	70,000	72,878
Guam, International Airport Authority Revenue:
Series C, AMT, 6.375%, 10/1/2043	105,000	107,992
Series C, AMT, Prerefunded, 6.375%, 10/1/2043	110,000	114,437
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	65,000	68,199
		363,506
Puerto Rico 6.6%
Puerto Rico, Commonwealth Aqueduct and Sewer Authority, Series A, 144A, 5.0%, 7/1/2047	1,000,000	1,003,145
Puerto Rico, General Obligation, Series A1, 4.0%, 7/1/2046	2,462,048	2,090,803
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	3,476,000	995,503
Series A-1, 4.75%, 7/1/2053	2,500,000	2,390,756
Series A-1, 5.0%, 7/1/2058	1,000,000	970,107
		7,450,314
Other 0.3%
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2021-ML10, 2.046%, 6/25/2038	484,372	395,048
Total Municipal Investments (Cost $182,921,741)		175,050,118

Underlying Municipal Bonds of Inverse Floaters (e) 18.9%
Florida 4.7%
Orange County, FL, School Board, Certificates of Participations, Series C, 5.0%, 8/1/2034 (f)	5,000,000	5,387,030
Trust: Orange County, FL, School Board, Series 2016-XM0183, 144A, 12.92%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
New York 9.4%
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (f)	5,000,000	5,391,156
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0581, 144A, 13.445%, 9/15/2025, Leverage Factor at purchase date: 4 to 1

New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-1, 5.0%, 7/15/2037 (f)	5,000,000	5,265,466
Trust: New York, Transitional Finance Authority Building AID Revenue, Series 2018-XM0619, 144A, 13.355%, 1/15/2024, Leverage Factor at purchase date: 4 to 1
		10,656,622
Washington 4.8%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (f)	5,000,000	5,406,118
Trust: Washington, State General Obligation, Series 2017-XM0478, 144A, 13.01%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $21,655,183)		21,449,770

	Shares	Value ($)

Open-End Investment Companies 0.3%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.21% (g) (Cost $338,211)	338,022	338,056

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $204,915,135)	173.8	196,837,944
Floating Rate Notes (e)	(13.2)	(15,000,000)
Series 2020-1 VMTPS, net of deferred offering costs	(61.7)	(69,904,027)
Other Assets and Liabilities, Net	1.1	1,322,871
Net Assets Applicable to Common Shareholders	100.0	113,256,788
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	Defaulted security or security for which income has been deemed uncollectible.
(b)
Variable or floating rate security. These securities are shown at their current rate as of August 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	When-issued security.
(d)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of August 31, 2022.
Date shown reflects the earlier of demand date or stated maturity date.

(e)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate
Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(f)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(g)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.

BAM: Build America Mutual
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$196,499,888	$—	$196,499,888
Open-End Investment Companies	338,056	—	—	338,056
Total	$338,056	$196,499,888	$—	$196,837,944

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSMIT-PH3
R-080548-1 (1/23)